CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2011
CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

18.                               CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries.  The accrued employee benefits were $1,215, $1,887 and $2,674 as of December 31, 2009, 2010 and 2011, respectively.

As stipulated by the relevant law and regulations in the PRC, the Company’s subsidiaries and the VIE in the PRC are required to maintain non-distributable statutory surplus reserve or reserve fund for foreign owned enterprises.  Appropriations to the a statutory surplus reserve or reserve fund are required to be made at not less than 10% of annual profit after taxes as reported in the subsidiaries’ statutory financial statements prepared under PRC GAAP.  Once appropriated, these amounts are not available for future distribution to owners or shareholders.  Once the general reserve or the reserve fund is accumulated to 50% of the subsidiaries’ registered capital, the subsidiaries can choose not to provide more reserves.  The statutory reserve or reserve fund may be applied against prior year losses, if any, and may be used for general business expansion and production and increase in registered capital of the subsidiaries.  For the years ended December 31, 2010 and 2011, the Group made appropriations of $1,304 and $2,859 to the statutory surplus reserve fund, respectively, $13 and nil to the statutory public welfare fund, respectively, and $14 and $16 to the enterprise expansion fund, respectively.  As a result of these PRC laws and regulations, the PRC entities are restricted from transferring a portion of their net assets to the Group.  As of December 31, 2010 and 2011, such restricted net assets were $94,867 and $117,613, respectively.

As a result of the above restrictions, parent-only financials are presented on financial statement Schedule I.